Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000012079
Shareholder Report [Line Items]
Fund Name	iShares Cohen & Steers REIT ETF
Trading Symbol	ICF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Cohen & Steers REIT ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Cohen & Steers REIT ETF	$18	0.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.32%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	21.22%	33.90%	3.83%	6.17%
S&P Total Market Index...
	13.84	37.99	14.51	12.37
Cohen & Steers Realty Majors Index...
	21.45	34.40	4.22	6.55

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 2,172,864,480
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,172,864,480
Number of Portfolio Holdings...
33
Portfolio Turnover Rate...
12%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialized REITs...
45.3%
Residential REITs...
19.0
Retail REITs...
14.3
Health Care REITs...
9.9
Industrial REITs...
8.3
Hotel & Resort REITs...
1.6
Office REITs...
1.6

Security	Percent of Total InvestmentsFootnote Reference(a)
Equinix, Inc...
8.4%
Welltower, Inc...
7.9
Prologis, Inc...
7.1
American Tower Corp...
7.1
Realty Income Corp...
5.1
Digital Realty Trust, Inc...
4.9
Public Storage...
4.6
Simon Property Group, Inc...
4.6
Crown Castle, Inc...
4.6
Iron Mountain, Inc...
4.0

Footnote	Description
Footnote(a)	Excludes money market funds.

C000012098
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Growth ETF
Trading Symbol	ILCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Morningstar Growth ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Growth ETF	$2	0.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 2,331,511,311
Holdings Count | Holding	392
InvestmentCompanyPortfolioTurnover	13.00%
C000012101
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Mid-Cap ETF
Trading Symbol	IMCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Morningstar Mid-Cap ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Mid-Cap ETF	$2	0.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 988,795,174
Holdings Count | Holding	453
InvestmentCompanyPortfolioTurnover	9.00%
C000012193
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Mid-Cap Growth ETF
Trading Symbol	IMCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Morningstar Mid-Cap Growth ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Mid-Cap Growth ETF	$3	0.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 2,213,233,244
Holdings Count | Holding	305
InvestmentCompanyPortfolioTurnover	18.00%
C000012197
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Small-Cap Growth ETF
Trading Symbol	ISCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Morningstar Small-Cap Growth ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap Growth ETF	$3	0.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 610,306,786
Holdings Count | Holding	996
InvestmentCompanyPortfolioTurnover	20.00%
C000012198
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Small-Cap Value ETF
Trading Symbol	ISCV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Morningstar Small-Cap Value ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap Value ETF	$3	0.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 427,678,996
Holdings Count | Holding	1,122
InvestmentCompanyPortfolioTurnover	17.00%